Property and Equipement, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and Equipment, Net (Textual)
Depreciation expense	$ 15,897	$ 37,084	$ 37,448